Nuveen Large Cap Value Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 94.8%
	COMMON STOCKS – 94.8%
	Aerospace & Defense – 1.5%
18,159	L3Harris Technologies Inc	$3,486,346
	Banks – 3.9%
96,449	Citigroup Inc	5,311,446
81,557	Truist Financial Corp	3,785,876
	Total Banks	9,097,322
	Beverages – 1.0%
76,129	Keurig Dr Pepper Inc	2,318,128
	Biotechnology – 2.4%
54,081	AbbVie Inc	5,655,791
	Building Products – 1.8%
31,895	A O Smith Corp	1,796,008
33,923	Owens Corning	2,471,969
	Total Building Products	4,267,977
	Capital Markets – 5.8%
78,163	Bank of New York Mellon Corp/The	3,057,737
66,454	Charles Schwab Corp/The	3,241,626
118,285	Morgan Stanley	7,313,561
	Total Capital Markets	13,612,924
	Chemicals – 2.8%
52,835	Dow Inc	2,800,783
60,029	DuPont de Nemours Inc	3,808,240
	Total Chemicals	6,609,023
	Communications Equipment – 2.3%
124,789	Cisco Systems Inc	5,368,423
	Consumer Finance – 4.8%
39,562	American Express Co	4,691,658
61,016	Discover Financial Services	4,647,589
51,146	OneMain Holdings Inc	1,994,182
	Total Consumer Finance	11,333,429
	Diversified Financial Services – 1.2%
48,917	Voya Financial Inc	2,819,087

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities – 6.9%
37,996	American Electric Power Co Inc	$3,225,480
32,112	Entergy Corp	3,495,391
59,251	Evergy Inc	3,283,098
98,588	Exelon Corp	4,049,009
80,785	FirstEnergy Corp	2,145,650
	Total Electric Utilities	16,198,628
	Electrical Equipment – 2.2%
28,012	Eaton Corp PLC	3,392,533
10,738	Hubbell Inc	1,735,154
	Total Electrical Equipment	5,127,687
	Entertainment – 1.1%
31,890	Activision Blizzard Inc	2,534,617
	Equity Real Estate Investment Trust – 2.3%
8,793	Boston Properties Inc	863,121
12,754	Crown Castle International Corp	2,137,188
13,942	Kilroy Realty Corp	852,693
17,539	Regency Centers Corp	799,427
8,188	Simon Property Group Inc	676,083
	Total Equity Real Estate Investment Trust	5,328,512
	Food & Staples Retailing – 2.1%
32,123	Walmart Inc	4,908,073
	Health Care Equipment & Supplies – 5.5%
48,460	Baxter International Inc	3,686,352
47,668	Medtronic PLC	5,419,852
24,938	Zimmer Biomet Holdings Inc	3,718,754
	Total Health Care Equipment & Supplies	12,824,958
	Health Care Providers & Services – 6.8%
14,120	Anthem Inc	4,398,662
20,675	Cigna Corp	4,323,969
8,655	Humana Inc	3,466,501
11,373	UnitedHealth Group Inc	3,825,195
	Total Health Care Providers & Services	16,014,327
	Hotels, Restaurants & Leisure – 2.6%
58,115	Wyndham Destinations Inc	2,444,317
19,962	Wyndham Hotels & Resorts Inc	1,147,815
24,816	Yum! Brands Inc	2,625,533
	Total Hotels, Restaurants & Leisure	6,217,665

Shares	Description (1)	Value
	Household Durables – 3.2%
34,350	DR Horton Inc	$2,559,075
130,708	Newell Brands Inc	2,778,852
11,573	Whirlpool Corp	2,252,222
	Total Household Durables	7,590,149
	Insurance – 2.3%
26,031	Allstate Corp/The	2,664,273
34,700	Prudential Financial Inc	2,624,014
	Total Insurance	5,288,287
	IT Services – 2.5%
39,308	Fidelity National Information Services Inc	5,833,700
	Machinery – 3.4%
10,055	Caterpillar Inc	1,745,448
20,865	Stanley Black & Decker Inc	3,845,628
31,977	Timken Co/The	2,348,391
	Total Machinery	7,939,467
	Media – 2.3%
108,505	Comcast Corp	5,451,291
	Mortgage Real Estate Investment Trust – 2.7%
225,325	AGNC Investment Corp	3,442,966
348,666	Annaly Capital Management Inc	2,789,328
	Total Mortgage Real Estate Investment Trust	6,232,294
	Multi-Utilities – 2.3%
98,306	CenterPoint Energy Inc	2,279,716
39,285	Dominion Energy Inc	3,083,480
	Total Multi-Utilities	5,363,196
	Oil, Gas & Consumable Fuels – 1.9%
108,752	Devon Energy Corp	1,521,441
97,465	Parsley Energy Inc	1,221,236
16,024	Pioneer Natural Resources Co	1,611,694
	Total Oil, Gas & Consumable Fuels	4,354,371
	Pharmaceuticals – 3.5%
70,129	AstraZeneca PLC	3,712,629
117,919	Pfizer Inc	4,517,477
	Total Pharmaceuticals	8,230,106
	Road & Rail – 2.8%
14,506	Kansas City Southern	2,700,582
19,245	Union Pacific Corp	3,927,520
	Total Road & Rail	6,628,102

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 7.5%
31,970	Applied Materials Inc	$2,636,886
12,754	Broadcom Inc	5,121,751
75,343	Marvell Technology Group Ltd	3,487,628
17,315	NXP Semiconductors NV	2,743,042
37,713	Taiwan Semiconductor Manufacturing Co Ltd	3,658,915
	Total Semiconductors & Semiconductor Equipment	17,648,222
	Specialty Retail – 1.0%
22,713	Best Buy Co Inc	2,471,174
	Tobacco – 2.4%
73,618	Philip Morris International Inc	5,576,564
	Total Long-Term Investments (cost $215,431,877)	222,329,840

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.1%
	REPURCHASE AGREEMENTS – 5.1%
$11,872	Repurchase Agreement with Fixed Income Clearing Corporation dated 11/30/20, repurchase price $11,871,798, collateralized by $10,786,900 U.S. Treasury Inflation Index Bond, 0.125%, due7/15/30, value $12,109,267	0.000%	12/01/20	$11,871,798
	Total Short-Term Investments (cost $11,871,798)			11,871,798
	Total Investments (cost $227,303,675) – 99.9%			234,201,638
	Other Assets Less Liabilities – 0.1%			324,100
	Net Assets – 100%			$234,525,738
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$222,329,840	$ —	$ —	$222,329,840
Short-Term Investments:
Repurchase Agreements	—	11,871,798	—	11,871,798
Total	$222,329,840	$11,871,798	$ —	$234,201,638

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Large Cap Core Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Automobiles – 0.3%
2,000	Tesla Inc, (2)	$1,135,200
	Biotechnology – 4.8%
37,000	Alexion Pharmaceuticals Inc, (2)	4,518,070
18,000	Amgen Inc	3,996,720
21,000	Biogen Inc, (2)	5,043,570
8,000	Gilead Sciences Inc	485,360
32,000	United Therapeutics Corp, (2)	4,244,480
14,000	Vertex Pharmaceuticals Inc, (2)	3,188,500
	Total Biotechnology	21,476,700
	Building Products – 1.3%
17,000	Johnson Controls International plc	782,680
34,000	Trane Technologies PLC	4,972,160
	Total Building Products	5,754,840
	Capital Markets – 2.0%
14,000	Goldman Sachs Group Inc/The	3,228,120
16,000	S&P Global Inc	5,628,480
	Total Capital Markets	8,856,600
	Commercial Services & Supplies – 1.0%
57,000	Rollins Inc	3,259,260
9,000	Waste Management Inc	1,072,170
	Total Commercial Services & Supplies	4,331,430
	Communications Equipment – 1.0%
103,000	Ciena Corp, (2)	4,614,400
	Construction & Engineering – 1.5%
49,000	Arcosa Inc	2,542,610
63,000	Quanta Services Inc	4,305,420
	Total Construction & Engineering	6,848,030
	Containers & Packaging – 2.0%
412,000	Amcor PLC	4,667,960
78,000	Berry Global Group Inc, (2)	4,134,000
	Total Containers & Packaging	8,801,960

Shares	Description (1)	Value
	Diversified Consumer Services – 0.5%
25,000	Grand Canyon Education Inc, (2)	$2,086,750
	Diversified Financial Services – 0.4%
7,000	Berkshire Hathaway Inc, (2)	1,602,370
	Diversified Telecommunication Services – 0.9%
405,000	CenturyLink Inc	4,232,250
	Electrical Equipment – 1.9%
542,000	GrafTech International Ltd	4,281,800
36,000	Regal Beloit Corp	4,285,440
	Total Electrical Equipment	8,567,240
	Electronic Equipment, Instruments & Components – 1.0%
120,000	Jabil Inc	4,586,400
	Food & Staples Retailing – 4.6%
17,000	Costco Wholesale Corp	6,660,090
141,000	Kroger Co/The	4,653,000
210,000	Sprouts Farmers Market Inc, (2)	4,445,700
33,000	Walmart Inc	5,042,070
	Total Food & Staples Retailing	20,800,860
	Health Care Providers & Services – 7.5%
45,000	AmerisourceBergen Corp	4,639,950
80,000	Cardinal Health Inc	4,367,200
24,000	Cigna Corp	5,019,360
41,000	DaVita Inc, (2)	4,503,850
13,000	Humana Inc	5,206,760
6,000	McKesson Corp	1,079,460
26,000	UnitedHealth Group Inc	8,744,840
	Total Health Care Providers & Services	33,561,420
	Hotels, Restaurants & Leisure – 0.2%
87,000	International Game Technology PLC	1,095,330
	Household Durables – 4.5%
66,000	DR Horton Inc	4,917,000
34,000	Lennar Corp	2,579,240
35,000	PulteGroup Inc	1,527,050
180,000	Tempur Sealy International Inc, (2)	4,534,200
41,000	Toll Brothers Inc	1,941,350
23,000	Whirlpool Corp	4,476,030
	Total Household Durables	19,974,870

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Household Products – 1.0%
69,000	Spectrum Brands Holdings Inc	$4,611,270
	Independent Power & Renewable Electricity Producers – 0.9%
225,000	Vistra Corp	4,203,000
	Industrial Conglomerates – 1.0%
30,000	Carlisle Cos Inc	4,344,900
	Insurance – 2.1%
46,000	Allstate Corp/The	4,708,100
105,000	MetLife Inc	4,847,850
	Total Insurance	9,555,950
	Interactive Media & Services – 5.7%
7,000	Alphabet Inc, (2)	12,280,800
48,000	Facebook Inc, (2)	13,294,560
	Total Interactive Media & Services	25,575,360
	Internet & Direct Marketing Retail – 4.0%
4,000	Amazoncom Inc, (2)	12,672,160
103,000	eBay Inc	5,194,290
	Total Internet & Direct Marketing Retail	17,866,450
	IT Services – 1.6%
52,000	Booz Allen Hamilton Holding Corp	4,513,080
69,000	Genpact Ltd	2,804,850
	Total IT Services	7,317,930
	Leisure Products – 1.0%
48,000	Polaris Inc	4,608,000
	Machinery – 1.3%
159,000	Gates Industrial Corp PLC, (2)	2,047,920
50,000	Timken Co/The	3,672,000
	Total Machinery	5,719,920
	Media – 0.6%
86,000	AMC Networks Inc, (2), (3)	2,835,420
	Metals & Mining – 1.8%
39,000	Reliance Steel & Aluminum Co	4,594,200
93,000	Steel Dynamics Inc	3,367,530
	Total Metals & Mining	7,961,730
	Multiline Retail – 2.5%
25,000	Dollar General Corp	5,464,500

Shares	Description (1)	Value
	Multiline Retail (continued)
32,000	Target Corp	$5,744,960
	Total Multiline Retail	11,209,460
	Personal Products – 1.9%
90,000	Herbalife Nutrition Ltd, (2)	4,311,900
83,000	Nu Skin Enterprises Inc	4,275,330
	Total Personal Products	8,587,230
	Pharmaceuticals – 1.0%
32,000	Johnson & Johnson	4,629,760
	Professional Services – 1.8%
33,000	FTI Consulting Inc, (2)	3,465,660
52,000	ManpowerGroup Inc	4,505,800
	Total Professional Services	7,971,460
	Semiconductors & Semiconductor Equipment – 0.8%
75,000	Intel Corp	3,626,250
	Software – 14.5%
10,000	Adobe Inc, (2)	4,784,700
16,000	Autodesk Inc, (2)	4,483,680
44,000	Cadence Design Systems Inc, (2)	5,117,200
33,000	Citrix Systems Inc	4,089,360
33,000	Fortinet Inc, (2)	4,066,590
16,000	Intuit Inc	5,632,320
120,000	Microsoft Corp	25,688,400
105,000	Oracle Corp	6,060,600
3,000	Synopsys Inc, (2)	682,500
30,000	VMware Inc, (2)	4,196,700
	Total Software	64,802,050
	Specialty Retail – 7.2%
16,000	AutoNation Inc, (2)	980,640
40,000	Best Buy Co Inc	4,352,000
77,000	Dick's Sporting Goods Inc	4,374,370
31,000	Home Depot Inc/The	8,599,710
38,000	Lowe's Cos Inc	5,921,160
33,000	Murphy USA Inc	4,230,600
35,000	Williams-Sonoma Inc	3,831,450
	Total Specialty Retail	32,289,930
	Technology Hardware, Storage & Peripherals – 8.8%
253,000	Apple Inc	30,119,650
68,000	Dell Technologies Inc, (2)	4,694,040

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Technology Hardware, Storage & Peripherals (continued)
202,000	HP Inc	$4,429,860
	Total Technology Hardware, Storage & Peripherals	39,243,550
	Tobacco – 2.6%
136,000	Altria Group Inc	5,416,880
79,000	Philip Morris International Inc	5,984,250
	Total Tobacco	11,401,130
	Trading Companies & Distributors – 1.0%
255,000	Univar Solutions Inc, (2)	4,564,500
	Wireless Telecommunication Services – 1.0%
201,000	Telephone and Data Systems Inc	3,814,980
24,000	United States Cellular Corp, (2)	752,400
	Total Wireless Telecommunication Services	4,567,380
	Total Long-Term Investments (cost $340,756,720)	445,819,280

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.3%
	MONEY MARKET FUNDS – 0.3%
1,506,406	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.110% (5)	$1,506,406
	Total Investments Purchased with Collateral from Securities Lending (cost $1,506,406)		1,506,406

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.4%
	REPURCHASE AGREEMENTS – 0.4%
$1,573	Repurchase Agreement with Fixed Income Clearing Corporation dated 11/30/20, repurchase price $1,573,282, collateralized by $1,429,600 U.S. Treasury Inflation Index Bond, 0.125%, due7/15/30, value $1,604,855	0.000%	12/01/20	$1,573,282
	Total Short-Term Investments (cost $1,573,282)			1,573,282
	Total Investments (cost $343,836,408) – 100.2%			448,898,968
	Other Assets Less Liabilities – (0.2)%			(1,021,984)
	Net Assets – 100%			$447,876,984

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$445,819,280	$ —	$ —	$445,819,280
Investments Purchased with Collateral from Securities Lending	1,506,406	—	—	1,506,406
Short-Term Investments:
Repurchase Agreements	—	1,573,282	—	1,573,282
Total	$447,325,686	$1,573,282	$ —	$448,898,968

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,409,402.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Large Cap Growth Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 90.9%
	COMMON STOCKS – 90.9%
	Automobiles – 0.9%
8,700	Ferrari NV	$1,836,657
	Capital Markets – 2.5%
10,100	Moody's Corp	2,851,634
5,600	MSCI Inc	2,292,752
	Total Capital Markets	5,144,386
	Chemicals – 1.9%
8,500	Ecolab Inc	1,888,275
7,500	Linde PLC	1,923,150
	Total Chemicals	3,811,425
	Containers & Packaging – 1.3%
27,100	Ball Corp	2,601,871
	Entertainment – 1.0%
13,200	Walt Disney Co/The	1,953,732
	Equity Real Estate Investment Trust – 2.7%
14,000	American Tower Corp	3,236,800
3,100	Equinix Inc	2,163,149
	Total Equity Real Estate Investment Trust	5,399,949
	Health Care Equipment & Supplies – 1.5%
17,000	Abbott Laboratories	1,839,740
2,600	Align Technology Inc, (2)	1,251,354
	Total Health Care Equipment & Supplies	3,091,094
	Health Care Providers & Services – 2.0%
12,300	UnitedHealth Group Inc	4,136,982
	Hotels, Restaurants & Leisure – 1.1%
1,700	Chipotle Mexican Grill Inc, (2)	2,192,031
	Interactive Media & Services – 8.6%
2,600	Alphabet Inc, (2)	4,577,924
3,000	Alphabet Inc, (2)	5,263,200
27,200	Facebook Inc, (2)	7,533,584
	Total Interactive Media & Services	17,374,708

Shares	Description (1)	Value
	Internet & Direct Marketing Retail – 6.3%
4,000	Amazoncom Inc, (2)	$12,672,160
	IT Services – 12.4%
17,100	Mastercard Inc	5,754,321
21,700	PayPal Holdings Inc, (2)	4,646,404
1,900	Shopify Inc, (2)	2,071,722
15,600	Square Inc, (2)	3,290,976
36,300	Visa Inc	7,635,705
6,500	Wixcom Ltd, (2)	1,660,295
	Total IT Services	25,059,423
	Life Sciences Tools & Services – 3.0%
25,500	Agilent Technologies Inc	2,980,950
17,800	IQVIA Holdings Inc, (2)	3,008,022
	Total Life Sciences Tools & Services	5,988,972
	Personal Products – 1.6%
13,600	Estee Lauder Cos Inc/The	3,336,352
	Pharmaceuticals – 3.8%
61,400	AstraZeneca PLC	3,250,516
12,000	Eli Lilly and Co	1,747,800
17,200	Zoetis Inc	2,758,536
	Total Pharmaceuticals	7,756,852
	Semiconductors & Semiconductor Equipment – 5.7%
9,200	ASML Holding NV	4,027,116
8,300	NVIDIA Corp	4,449,298
18,800	Texas Instruments Inc	3,031,500
	Total Semiconductors & Semiconductor Equipment	11,507,914
	Software – 25.0%
14,700	Adobe Inc, (2)	7,033,509
11,500	Atlassian Corp PLC, (2)	2,588,075
10,000	Autodesk Inc, (2)	2,802,300
13,800	Intuit Inc	4,857,876
96,000	Microsoft Corp	20,550,720
31,000	salesforcecom Inc, (2)	7,619,800
5,400	ServiceNow Inc, (2)	2,886,570
10,500	Splunk Inc, (2)	2,143,890
	Total Software	50,482,740
	Technology Hardware, Storage & Peripherals – 5.8%
99,300	Apple Inc	11,821,665

Nuveen Large Cap Growth Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods – 3.8%
6,500	Lululemon Athletica Inc, (2)	$2,406,430
39,400	NIKE Inc	5,307,180
	Total Textiles, Apparel & Luxury Goods	7,713,610
	Total Long-Term Investments (cost $128,497,003)	183,882,523

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.0%
	MONEY MARKET FUNDS – 0.0%
11,923	State Street Navigator Securities Lending Government Money Market Portfolio, (3)	0.110% (4)	$11,923
	Total Investments Purchased with Collateral from Securities Lending (cost $11,923)		11,923

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 9.2%
	REPURCHASE AGREEMENTS – 9.2%
$18,550	Repurchase Agreement with Fixed Income Clearing Corporation dated 11/30/20, repurchase price $18,550,181, collateralized by $16,855,000 U.S. Treasury Inflation Index Bond, 0.125%, due7/15/30, value $18,921,255	0.000%	12/01/20	$18,550,181
	Total Short-Term Investments (cost $18,550,181)			18,550,181
	Total Investments (cost $147,059,107) – 100.1%			202,444,627
	Other Assets Less Liabilities – (0.1)%			(129,004)
	Net Assets – 100%			$202,315,623
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$183,882,523	$ —	$ —	$183,882,523
Investments Purchased with Collateral from Securities Lending	11,923	—	—	11,923
Short-Term Investments:
Repurchase Agreements	—	18,550,181	—	18,550,181
Total	$183,894,446	$18,550,181	$ —	$202,444,627

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(4)	The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Equity Market Neutral Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 86.4%
	COMMON STOCKS – 86.4%
	Air Freight & Logistics – 1.8%
16,000	CH Robinson Worldwide Inc	$1,503,520
17,000	Expeditors International of Washington Inc	1,519,290
	Total Air Freight & Logistics	3,022,810
	Automobiles – 0.9%
15,000	Thor Industries Inc	1,447,650
	Biotechnology – 5.1%
13,000	Alexion Pharmaceuticals Inc, (2)	1,587,430
88,000	Alkermes PLC, (2)	1,606,880
5,000	Biogen Inc, (2)	1,200,850
72,000	Exelixis Inc, (2)	1,379,520
20,000	Sage Therapeutics Inc, (2)	1,481,800
11,000	United Therapeutics Corp, (2)	1,459,040
	Total Biotechnology	8,715,520
	Building Products – 0.7%
15,000	Fortune Brands Home & Security Inc	1,252,500
	Capital Markets – 0.9%
70,000	Virtu Financial Inc	1,595,300
	Commercial Services & Supplies – 0.9%
28,000	Rollins Inc	1,601,040
	Communications Equipment – 1.4%
12,000	Ciena Corp, (2)	537,600
67,000	EchoStar Corp, (2)	1,592,590
2,000	Lumentum Holdings Inc, (2)	172,760
	Total Communications Equipment	2,302,950
	Construction & Engineering – 2.6%
28,000	AECOM, (2)	1,452,920
28,000	Arcosa Inc	1,452,920
23,000	Quanta Services Inc	1,571,820
	Total Construction & Engineering	4,477,660
	Containers & Packaging – 0.2%
6,000	Berry Global Group Inc, (2)	318,000

Shares	Description (1)	Value
	Distributors – 0.9%
15,000	Genuine Parts Co	$1,475,550
	Diversified Consumer Services – 1.0%
86,000	H&R Block Inc	1,616,800
	Electrical Equipment – 1.8%
196,000	GrafTech International Ltd	1,548,400
13,000	Regal Beloit Corp	1,547,520
	Total Electrical Equipment	3,095,920
	Electronic Equipment, Instruments & Components – 3.7%
17,000	Arrow Electronics Inc, (2)	1,558,050
50,000	Avnet Inc	1,517,500
42,000	Jabil Inc	1,605,240
10,000	SYNNEX Corp	1,603,100
	Total Electronic Equipment, Instruments & Components	6,283,890
	Equity Real Estate Investment Trust – 1.0%
59,000	Iron Mountain Inc	1,622,500
	Food & Staples Retailing – 1.8%
46,000	Kroger Co/The	1,518,000
75,000	Sprouts Farmers Market Inc, (2)	1,587,750
	Total Food & Staples Retailing	3,105,750
	Health Care Providers & Services – 6.7%
7,000	Amedisys Inc, (2)	1,713,530
16,000	AmerisourceBergen Corp	1,649,760
31,000	Cardinal Health Inc	1,692,290
14,000	DaVita Inc, (2)	1,537,900
4,000	Humana Inc	1,602,080
9,000	McKesson Corp	1,619,190
5,000	UnitedHealth Group Inc	1,681,700
	Total Health Care Providers & Services	11,496,450
	Hotels, Restaurants & Leisure – 0.8%
112,000	International Game Technology PLC	1,410,080
	Household Durables – 3.7%
79,000	Newell Brands Inc	1,679,540
34,000	PulteGroup Inc	1,483,420
60,000	Tempur Sealy International Inc, (2)	1,511,400
8,000	Whirlpool Corp	1,556,880
	Total Household Durables	6,231,240

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Household Products – 1.7%
36,000	Energizer Holdings Inc	$1,508,040
22,000	Spectrum Brands Holdings Inc	1,470,260
	Total Household Products	2,978,300
	Independent Power & Renewable Electricity Producers – 1.7%
42,000	NRG Energy Inc	1,375,500
83,000	Vistra Corp	1,550,440
	Total Independent Power & Renewable Electricity Producers	2,925,940
	Industrial Conglomerates – 0.2%
2,000	Carlisle Cos Inc	289,660
	Insurance – 0.8%
28,000	MetLife Inc	1,292,760
	Internet & Direct Marketing Retail – 1.7%
29,000	eBay Inc	1,462,470
142,000	Qurate Retail Inc	1,486,740
	Total Internet & Direct Marketing Retail	2,949,210
	IT Services – 2.8%
18,000	Booz Allen Hamilton Holding Corp	1,562,220
11,000	Gartner Inc, (2)	1,672,000
36,000	Genpact Ltd	1,463,400
	Total IT Services	4,697,620
	Leisure Products – 0.9%
16,000	Polaris Inc	1,536,000
	Life Sciences Tools & Services – 0.9%
22,000	Syneos Health Inc, (2)	1,448,480
	Machinery – 3.5%
17,000	AGCO Corp	1,572,670
111,000	Gates Industrial Corp PLC, (2)	1,429,680
22,000	Otis Worldwide Corp	1,472,680
21,000	Timken Co/The	1,542,240
	Total Machinery	6,017,270
	Metals & Mining – 0.8%
12,000	Reliance Steel & Aluminum Co	1,413,600
	Multiline Retail – 1.8%
7,000	Dollar General Corp	1,530,060
9,000	Target Corp	1,615,770
	Total Multiline Retail	3,145,830

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 1.4%
220,000	Antero Midstream Corp	$1,482,800
83,000	Murphy Oil Corp	834,980
	Total Oil, Gas & Consumable Fuels	2,317,780
	Personal Products – 1.8%
32,000	Herbalife Nutrition Ltd, (2)	1,533,120
31,000	Nu Skin Enterprises Inc	1,596,810
	Total Personal Products	3,129,930
	Professional Services – 2.6%
14,000	FTI Consulting Inc, (2)	1,470,280
17,000	ManpowerGroup Inc	1,473,050
23,000	Robert Half International Inc	1,476,140
	Total Professional Services	4,419,470
	Road & Rail – 2.7%
11,000	JB Hunt Transport Services Inc	1,488,080
12,000	Landstar System Inc	1,577,040
26,000	Ryder System Inc	1,539,720
	Total Road & Rail	4,604,840
	Semiconductors & Semiconductor Equipment – 2.0%
20,000	Cirrus Logic Inc, (2)	1,602,000
11,000	Qorvo Inc, (2)	1,723,480
	Total Semiconductors & Semiconductor Equipment	3,325,480
	Software – 8.0%
3,000	Adobe Inc, (2)	1,435,410
14,000	Cadence Design Systems Inc, (2)	1,628,200
12,000	Citrix Systems Inc	1,487,040
12,000	Fortinet Inc, (2)	1,478,760
4,000	Intuit Inc	1,408,080
7,000	Microsoft Corp	1,498,490
27,000	Oracle Corp	1,558,440
70,000	SolarWinds Corp, (2)	1,601,600
7,000	Synopsys Inc, (2)	1,592,500
	Total Software	13,688,520
	Specialty Retail – 7.2%
24,000	AutoNation Inc, (2)	1,470,960
13,000	Best Buy Co Inc	1,414,400
25,000	Dick's Sporting Goods Inc	1,420,250
6,000	Home Depot Inc/The	1,664,460
11,000	Lowe's Cos Inc	1,714,020
13,000	Murphy USA Inc	1,666,600

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Specialty Retail (continued)
3,000	O'Reilly Automotive Inc, (2)	$1,327,320
15,000	Williams-Sonoma Inc	1,642,050
	Total Specialty Retail	12,320,060
	Technology Hardware, Storage & Peripherals – 3.6%
14,000	Apple Inc	1,666,700
23,000	Dell Technologies Inc, (2)	1,587,690
55,000	NCR Corp, (2)	1,521,850
64,000	Xerox Holdings Corp	1,400,960
	Total Technology Hardware, Storage & Peripherals	6,177,200
	Textiles, Apparel & Luxury Goods – 0.9%
103,000	Hanesbrands Inc	1,462,600
	Tobacco – 0.9%
39,000	Altria Group Inc	1,553,370
	Trading Companies & Distributors – 0.9%
89,000	Univar Solutions Inc, (2)	1,593,100
	Wireless Telecommunication Services – 1.7%
75,000	Telephone and Data Systems Inc	1,423,500
46,000	United States Cellular Corp, (2)	1,442,100
	Total Wireless Telecommunication Services	2,865,600
	Total Long-Term Investments (cost $123,917,407)	147,224,230

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.0%
	MONEY MARKET FUNDS – 0.0%
2,368	State Street Navigator Securities Lending Government Money Market Portfolio, (3)	0.110% (4)	$2,368
	Total Investments Purchased with Collateral from Securities Lending (cost $2,368)		2,368

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 45.0%
	REPURCHASE AGREEMENTS – 45.0%
$76,680	Repurchase Agreement with Fixed Income Clearing Corporation dated 11/30/20, repurchase price $76,680,114, collateralized by $69,672,600 U.S. Treasury Inflation Index Bond, 0.125%, due7/15/30, value $78,213,767	0.000%	12/01/20	$76,680,114
	Total Short-Term Investments (cost $76,680,114)			76,680,114
	Total Investments (cost $200,599,889) – 131.4%			223,906,712

Shares	Description (1)	Value
COMMON STOCKS SOLD SHORT – (99.0)% (5)

Shares	Description (1)	Value
	Aerospace & Defense – (4.9)%
(13,000)	Axon Enterprise Inc, (2)	$(1,633,970)
(8,000)	Boeing Co/The	(1,685,680)
(13,000)	HEICO Corp	(1,606,540)
(24,000)	Raytheon Technologies Corp	(1,721,280)
(50,000)	Spirit AeroSystems Holdings Inc	(1,700,000)
	Total Aerospace & Defense	(8,347,470)
	Airlines – (1.9)%
(115,000)	American Airlines Group Inc	(1,624,950)
(35,000)	Southwest Airlines Co	(1,621,900)
	Total Airlines	(3,246,850)
	Banks – (3.2)%
(24,000)	Bank of Hawaii Corp	(1,797,120)
(8,000)	Cullen/Frost Bankers Inc	(671,280)
(73,000)	First Hawaiian Inc	(1,600,160)
(42,000)	TCF Financial Corp	(1,411,200)
	Total Banks	(5,479,760)
	Beverages – (2.0)%
(32,000)	Coca-Cola Co/The	(1,651,200)
(12,000)	PepsiCo Inc	(1,730,760)
	Total Beverages	(3,381,960)
	Biotechnology – (1.0)%
(14,000)	Exact Sciences Corp, (2)	(1,694,840)
	Building Products – (1.0)%
(50,000)	AZEK Co Inc/The, (2)	(1,786,000)
	Capital Markets – (3.1)%
(41,000)	Apollo Global Management Inc	(1,788,420)
(60,000)	Carlyle Group Inc/The	(1,704,600)
(10,000)	CME Group Inc	(1,750,300)
	Total Capital Markets	(5,243,320)
	Chemicals – (2.2)%
(7,000)	Air Products and Chemicals Inc	(1,960,980)
(13,000)	Albemarle Corp	(1,767,610)
	Total Chemicals	(3,728,590)
	Consumer Finance – (1.0)%
(14,000)	American Express Co	(1,660,260)
	Diversified Consumer Services – (1.0)%
(10,000)	Bright Horizons Family Solutions Inc, (2)	(1,701,100)

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Diversified Telecommunication Services – (1.0)%
(19,000)	GCI Liberty Inc, (2)	$(1,731,280)
	Electric Utilities – (6.9)%
(32,000)	Alliant Energy Corp	(1,683,200)
(22,000)	American Electric Power Co Inc	(1,867,580)
(26,000)	Edison International	(1,595,360)
(19,000)	Eversource Energy	(1,662,690)
(63,000)	FirstEnergy Corp	(1,673,280)
(28,000)	Southern Co/The	(1,675,800)
(25,000)	Xcel Energy Inc	(1,684,000)
	Total Electric Utilities	(11,841,910)
	Electronic Equipment, Instruments & Components – (1.1)%
(49,000)	National Instruments Corp	(1,834,070)
	Entertainment – (6.5)%
(43,000)	Liberty Media Corp-Liberty Formula One, (2)	(1,796,540)
(27,000)	Live Nation Entertainment Inc, (2)	(1,772,550)
(10,000)	Madison Square Garden Sports Corp, (2)	(1,694,000)
(4,000)	Netflix Inc, (2)	(1,962,800)
(7,000)	Roku Inc, (2)	(2,054,990)
(12,000)	Walt Disney Co/The	(1,776,120)
	Total Entertainment	(11,057,000)
	Food & Staples Retailing – (1.0)%
(45,000)	Grocery Outlet Holding Corp, (2)	(1,737,900)
	Food Products – (3.9)%
(12,000)	Beyond Meat Inc, (2)	(1,678,800)
(30,000)	Bunge Ltd	(1,766,700)
(35,000)	Hormel Foods Corp	(1,651,300)
(500)	Seaboard Corp	(1,601,365)
	Total Food Products	(6,698,165)
	Gas Utilities – (1.0)%
(17,000)	Atmos Energy Corp	(1,630,130)
	Health Care Equipment & Supplies – (3.6)%
(6,000)	Cooper Cos Inc/The	(2,011,320)
(2,000)	Intuitive Surgical Inc, (2)	(1,452,100)
(3,000)	Novocure Ltd, (2)	(376,950)
(7,000)	Penumbra Inc, (2)	(1,553,300)
(2,000)	Teleflex Inc	(765,500)
	Total Health Care Equipment & Supplies	(6,159,170)

Shares	Description (1)	Value
	Health Care Providers & Services – (2.1)%
(15,000)	Guardant Health Inc, (2)	$(1,816,800)
(36,000)	Oak Street Health Inc, (2)	(1,698,120)
	Total Health Care Providers & Services	(3,514,920)
	Health Care Technology – (1.0)%
(97,000)	Change Healthcare Inc, (2)	(1,661,610)
	Hotels, Restaurants & Leisure – (7.8)%
(46,000)	Aramark	(1,610,000)
(15,000)	Darden Restaurants Inc	(1,619,700)
(30,000)	Las Vegas Sands Corp	(1,671,300)
(13,000)	Marriott International Inc/MD	(1,649,310)
(76,000)	Norwegian Cruise Line Holdings Ltd, (2)	(1,738,120)
(17,000)	Starbucks Corp	(1,666,340)
(17,000)	Wynn Resorts Ltd	(1,708,500)
(16,000)	Yum! Brands Inc	(1,692,800)
	Total Hotels, Restaurants & Leisure	(13,356,070)
	Insurance – (1.2)%
(3,000)	Alleghany Corp	(1,725,600)
(2,000)	Travelers Cos Inc/The	(259,300)
	Total Insurance	(1,984,900)
	Interactive Media & Services – (0.7)%
(43,000)	TripAdvisor Inc, (2)	(1,122,300)
	Internet & Direct Marketing Retail – (1.1)%
(15,000)	Expedia Group Inc	(1,867,350)
	IT Services – (3.9)%
(25,000)	Alliance Data Systems Corp	(1,828,500)
(11,000)	Fidelity National Information Services Inc	(1,632,510)
(12,000)	Fiserv Inc, (2)	(1,382,160)
(22,000)	nCino Inc, (2)	(1,792,780)
	Total IT Services	(6,635,950)
	Leisure Products – (1.1)%
(20,000)	Hasbro Inc	(1,860,600)
	Life Sciences Tools & Services – (1.0)%
(17,000)	Adaptive Biotechnologies Corp, (2)	(819,740)
(3,000)	Bio-Techne Corp	(909,930)
	Total Life Sciences Tools & Services	(1,729,670)
	Marine – (0.4)%
(12,000)	Kirby Corp, (2)	(607,200)

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Media – (1.1)%
(12,000)	Liberty Broadband Corp, (2)	$(1,888,200)
	Multi-Utilities – (2.2)%
(23,000)	Consolidated Edison Inc	(1,753,750)
(22,000)	Dominion Energy Inc	(1,726,780)
(3,000)	WEC Energy Group Inc	(284,850)
	Total Multi-Utilities	(3,765,380)
	Oil, Gas & Consumable Fuels – (4.8)%
(94,000)	Cabot Oil & Gas Corp	(1,646,880)
(18,000)	Chevron Corp	(1,569,240)
(45,000)	Exxon Mobil Corp	(1,715,850)
(35,000)	Hess Corp	(1,651,300)
(27,000)	Phillips 66	(1,635,660)
	Total Oil, Gas & Consumable Fuels	(8,218,930)
	Pharmaceuticals – (2.6)%
(56,000)	Elanco Animal Health Inc, (2)	(1,713,040)
(16,000)	Horizon Therapeutics Plc, (2)	(1,126,880)
(11,000)	Reata Pharmaceuticals Inc, (2)	(1,680,250)
	Total Pharmaceuticals	(4,520,170)
	Professional Services – (1.1)%
(69,000)	Dun & Bradstreet Holdings Inc, (2)	(1,849,890)
	Road & Rail – (2.0)%
(47,000)	Lyft Inc, (2)	(1,793,990)
(33,000)	Uber Technologies Inc, (2)	(1,638,780)
	Total Road & Rail	(3,432,770)
	Semiconductors & Semiconductor Equipment – (2.1)%
(20,000)	Cree Inc, (2)	(1,807,800)
(8,000)	Universal Display Corp	(1,832,320)
	Total Semiconductors & Semiconductor Equipment	(3,640,120)
	Software – (4.5)%
(54,000)	FireEye Inc, (2)	(811,620)
(52,000)	Medallia Inc, (2)	(1,819,480)
(61,000)	Nutanix Inc, (2)	(1,670,790)
(109,000)	Pluralsight Inc, (2)	(1,785,420)
(3,000)	Tyler Technologies Inc, (2)	(1,282,800)
(1,000)	Workday Inc, (2)	(224,790)
	Total Software	(7,594,900)

Shares	Description (1)	Value
	Specialty Retail – (4.0)%
(8,000)	Burlington Stores Inc, (2)	$(1,748,320)
(11,000)	Five Below Inc, (2)	(1,720,400)
(15,000)	Ross Stores Inc	(1,612,800)
(48,000)	Vroom Inc, (2)	(1,721,280)
	Total Specialty Retail	(6,802,800)
	Textiles, Apparel & Luxury Goods – (2.9)%
(20,000)	Columbia Sportswear Co	(1,638,600)
(3,000)	Lululemon Athletica Inc, (2)	(1,110,660)
(15,000)	Skechers USA Inc, (2)	(502,050)
(20,000)	VF Corp	(1,668,000)
	Total Textiles, Apparel & Luxury Goods	(4,919,310)
	Thrifts & Mortgage Finance – (2.0)%
(6,000)	LendingTree Inc, (2)	(1,533,480)
(88,000)	Rocket Cos Inc, (2)	(1,823,360)
	Total Thrifts & Mortgage Finance	(3,356,840)
	Transportation Infrastructure – (1.0)%
(52,000)	Macquarie Infrastructure Corp	(1,682,200)
	Water Utilities – (2.1)%
(12,000)	American Water Works Co Inc	(1,840,560)
(39,000)	Essential Utilities Inc	(1,765,920)
	Total Water Utilities	(3,606,480)
	Total Common Stocks Sold Short (proceeds $(154,213,412))	(168,578,335)
	Other Assets Less Liabilities – 67.6%	115,027,842
	Net Assets – 100%	$170,356,219

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$147,224,230	$ —	$ —	$147,224,230
Investments Purchased with Collateral from Securities Lending	2,368	—	—	2,368
Short-Term Investments:
Repurchase Agreements	—	76,680,114	—	76,680,114
Common Stocks Sold Short	(168,578,335)	—	—	(168,578,335)
Total	$(21,351,737)	$76,680,114	$ —	$55,328,377

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(4)	The rate shown is the one-day yield as of the end of the reporting period.
(5)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $101,615,140 have been pledged as collateral for Common Stocks Sold Short.